STOCK OPTIONS AND RESTRICTED SHARE UNITS (Stock Option Activity 2001 and 2007 Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options outstanding
Granted	1,304,911	2,400,000	2,596,663
Balance at December 31, 2012	17,061,602
Weighted average exercise price
Granted	$ 4.74	$ 5.55	$ 2.51
Stock Option [Member]
Number of options outstanding
Balance at December 31, 2011	18,006,007
Granted	1,304,911
Exercised	(2,139,576)
Forfeited	(109,740)
Balance at December 31, 2012	17,061,602
Weighted average exercise price
Balance at December 31, 2011	$ 1.73
Granted	$ 4.74
Exercised	$ 0.88
Forfeited	$ 0.77
Balance at December 31, 2012	$ 2.07